Investment Strategy	May 21, 2026
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective June 1, 2026, each Fund’s principal investment strategies and investment policies are changing. As of that date, the first paragraph of the “Principal Investment Strategies” section in each Fund’s Summary Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the Underlying Stock and financial instruments, such as swap agreements and options, that, in combination, provide notional investment exposure of two times (200%) the performance of the Underlying Stock. For purposes of this 80% policy, derivatives will be counted based on their notional value.